Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation

Note 13 - Share-based compensation

In 2014, the Group adopted the 2014 Equity Incentive Plan (the “2014 Plan”), and in July 2015, the 2014 Plan was rolled into the 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan permits the grant of two types of awards: options and restricted stock units (“RSUs”). Persons eligible to participate in the 2015 Plan include an employee, director or consultant of the Group or an affiliate, or other trust or special purpose vehicle under which any one or more of the participants are interested.

Share options and RSUs granted under these Plans vest over a four-year requisite service period, with one-fourth (25%) vesting on the first anniversary, and then one-eighth (12.5%) vesting every six (6) months from the first anniversary date.

Options

No options were granted during the years ended December 31, 2018, 2017, and 2016. As of December 31, 2018, all options granted under the 2015 Plan are fully vested. The total fair value of shares vested for the years ended December 31, 2018, 2017 and 2016 was $16,801, $153,131 and $436,608, respectively.

The fair value of each option is estimated on each grant date using the option-pricing model (“OPM”), which uses the key assumptions presented below. Expected volatilities are based on the average volatility of comparable companies in the industry with the time period commensurate with the expected time period of the options granted. The contractual life of the option is 10 years. In the OPM, the Group used research data based upon empirical studies pertaining to option exercise multiples as well as to estimated employment termination rates. The risk-free rate for periods within the contractual life of the options are based on the yield of maturity of US government bond at the option valuation date plus the country default spread difference between China and the US. The Group has no history of declaring or paying cash dividends on its capital stock, and the Group does not plan to pay any dividend on its ordinary shares in the foreseeable future.

On December 10, 2014, 50,600,000 shares options were granted under the 2015 Plan.

The following table summarizes the Group’s share option activities:

	For the year ended December 31, 2018
	Number of Shares Options	Average Exercise Price Per Share Options in US$	Weighted- Average remaining contractual life (in years)

At the beginning of the year	36,000,000	$0.08154	6.94
Granted	-	-	-
Forfeited	(1,000,000)	$0.08154	-
Expired	-	-	-
Canceled	-	-	-
At the end of the year	35,000,000	$0.08154	5.94
Vested and exercisable at the end of the year	35,000,000	$0.08154	5.94

As of December 31, 2018, the expiry date of all the outstanding share options is December 10, 2024.

Restricted stock units

No RSUs were granted during the years ended December 31, 2018, 2017 and 2016. As of December 31, 2018, there was approximately $120,000 of total unrecognized compensation cost related to non-vested RSUs arrangements granted under the 2015 Plan expected to be recognized over a weighted average period of 0.52 years. To the extent the actual forfeiture rate is different from what the Group has anticipated, share-based compensation related to these awards will be different from its expectations.

The fair value of each RSU is estimated on each grant date using the OPM, which uses the key assumptions presented below. Expected volatilities are based on annualized standard deviation of daily stock price return of comparable companies in the industry with the time period commensurate with the expected time period of the RSUs granted. In the OPM, the Group determined expected life for the RSU’s based upon an estimated Initial Public Offering (“IPO”) date. The risk-free rates for periods within the expected life of the RSUs are based on the yield of maturity of Hong Kong Sovereign Curve plus country default risk as of the valuation date. The Group has no history of declaring or paying cash dividends on its capital stock, and the Group does not plan to pay any dividend on its ordinary shares in the foreseeable future.

On July 24, 2015, 57,934,389 RSUs were granted to employees under the 2015 Plan.

A summary of the unvested restricted shares for the year ended December 31, 2018 is as follows:

	Number of shares	Weighted- average fair value
Non-vested restricted shares outstanding at January1, 2018	13,442,308	0.3565
Granted	-	0.3565
Forfeited	(217,760)	0.3565
Vested	(8,598,417)	0.3565
Non-vested restricted shares outstanding at December 31, 2018	4,626,131	0.3565

The following table summarizes the total share-based compensation expense for each year presented:

	For the years ended December 31,
	2018	2017	2016
General and administrative expenses	$349,638	$1,783,225	$1,708,460
Sales and marketing expenses	80,129	681,271	530,455
Product development expenses	137,182	967,355	383,349

Total	$566,949	$3,431,852	$2,622,264